Debt - Receivables Securitization Agreement (Details) - U.S. Cellular - Receivables securitization facility - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 200,000,000	$ 200,000,000
Amounts borrowed	0
Available for pledge as collateral	$ 63,000,000